Loss Per Share - Additional Information (Detail) - shares	6 Months Ended	12 Months Ended
	Jul. 15, 2019	Dec. 31, 2020
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Share-based compensation arrangement, number of units vested	0
Common Class B [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Share-based compensation arrangement, number of units vested		474,920